LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES

NOTE 9:- LEASES

1.The Company's subsidiaries entered into various non-cancelable operating lease agreements for certain of their offices and facilities, expiring between 2022 and 2027. Components of operating lease expense were as follows:

	Year ended December 31,
	2021	2020	2019

Operating lease expenses*)	$2,167	$2,139	$2,196
Short-term lease expenses	224	222	272
Total lease expenses	$2,391	$2,361	$2,468

*)	Operating lease expenses were mainly paid in cash during the year ended December 31, 2021.

As of December 31, 2021 and 2020, the Company’s operating leases had a weighted average remaining lease term of 2.55 and 3.2 years, respectively, and a weighted average discount rate of 4.5%.

Future lease payments under operating leases as of December 31, 2021 were as follows:

2022	$1,830
2023	1,415
2024	963
2025	73
Thereafter	9
Total future lease payments	4,290
Less imputed interest	(189)
Total lease liability balance	$4,101

2.During the years ended December 31, 2021 and 2020, the Company has leased equipment to several customers.

The Company recorded profit at lease commencement for the years ended December 31, 2021 and 2020 in the amount of $2,565 and $288, respectively.

As of December 31, 2021 and 2020, Company’s lease receivables balances are immaterial as the major amount was paid in-advance. Therefore, the maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date, is immaterial.